3. GOING CONCERN (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Apr. 24, 2006
Going Concern Details Narrative
Working capital deficiency	$ 1,215,495
Stockholders Deficit	$ 1,201,402	$ 1,134,416	$ 906,495	$ 619,185	$ 3,174,777	$ 1,899,353	$ 182,197	$ 257,706	$ 0